Summary of Significant Accounting Policies (Details) - Schedule of computation of diluted shares outstanding - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of diluted shares outstanding [Abstract]
Options to purchase shares of common stock	780,640	780,640
Series Seed Preferred Stock		4,584,552	4,584,552	4,584,552
Warrants to purchase shares of common stock	111,111
Total	891,751	5,365,192	5,365,192	5,365,192